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<FILENAME>form13fhr.txt
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2010
Check here if Amendment [X]; Amendment Number: 1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SummitAlliance Capital Management, LLC

Address:   14785 Preston Rd
           Suite 1000
           Dallas Tx, 76180


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stan Hall
Title:  Chief Compliance Officer
Phone:  972-663-4351

Signature,  Place,  and  Date  of  Signing:

/s/ Stan Hall                      Dallas, TX                         5/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name


---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              76

Form 13F Information Table Value Total:  $      145,877
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2         COLUMN 3  COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ------------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                             VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000) PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ ------------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
* AT&T INC                     COM                 00206R102      593      22952 SH       SOLE                   0      0      22952
AFFYMETRIX INC                 NOTE 3.500% 1/1     00826TAG3      241     241000 PRN      SOLE                   0      0     241000
* AMERIPRISE FINL INC          COM                 03076C106      529      11669 SH       SOLE                   0      0      11669
* BANK OF AMERICA CORPORATION  COM                 060505104     3189     178637 SH       SOLE                   0      0     178637
* BE AEROSPACE INC             COM                 073302101      493      16226 SH       SOLE                   0      0      16226
* BRISTOL MYERS SQUIBB CO      COM                 110122108      676      25303 SH       SOLE                   0      0      25303
* BROOKFIELD PPTYS CORP        COM                 112900105      467      30411 SH       SOLE                   0      0      30411
* CB RICHARD ELLIS GROUP INC   CL A                12497T101      442      27879 SH       SOLE                   0      0      27879
* CHOICE HOTELS INTL INC       COM                 169905106      402      11535 SH       SOLE                   0      0      11535
* COACH INC                    COM                 189754104      502      12693 SH       SOLE                   0      0      12693
* DELL INC                     COM                 24702R101      317      21126 SH       SOLE                   0      0      21126
ENERGY CONVERSION DEVICES IN   NOTE 3.000% 6/1     292659AA7      445     445000 PRN      SOLE                   0      0     445000
* EXXON MOBIL CORP             COM                 30231G102     2294      34247 SH       SOLE                   0      0      34247
* FORD MTR CO DEL              COM PAR $0.01       345370860      656      52168 SH       SOLE                   0      0      52168
* GENERAL ELECTRIC CO          COM                 369604103      339      18635 SH       SOLE                   0      0      18635
* HEWLETT PACKARD CO           COM                 428236103      552      10378 SH       SOLE                   0      0      10378
* HOLLY CORP                   COM PAR $0.01       435758305      409      14644 SH       SOLE                   0      0      14644
* INTEL CORP                   COM                 458140100      702      31489 SH       SOLE                   0      0      31489
* ISHARES INC                  MSCI AUSTRALIA      464286103     2559     106565 SH       SOLE                   0      0     106565
* ISHARES INC                  MSCI CDA INDEX      464286509     2572      92161 SH       SOLE                   0      0      92161
* ISHARES TR INDEX             BARCLY USAGG B      464287226    11626     111577 SH       SOLE                   0      0     111577
* ISHARES TR INDEX             BARCLYS 20+ YR      464287432     1510      16877 SH       SOLE                   0      0      16877
* ISHARES TR INDEX             BARCLYS 7-10 YR     464287440     7743      86510 SH       SOLE                   0      0      86510
* ISHARES TR INDEX             BARCLYS 1-3 YR      464287457    11431     137106 SH       SOLE                   0      0     137106
* ISHARES TR INDEX             MSCI EAFE IDX       464287465     7810     139510 SH       SOLE                   0      0     139510
* ISHARES TR INDEX             RUSSELL MCP VL      464287473     7911     196147 SH       SOLE                   0      0     196147
* ISHARES TR INDEX             RUSSELL MCP GR      464287481     6647     136999 SH       SOLE                   0      0     136999
* ISHARES TR INDEX             COHEN&ST RLTY       464287564     2809      49038 SH       SOLE                   0      0      49038
* ISHARES TR INDEX             RUSSELL1000VAL      464287598     6656     108989 SH       SOLE                   0      0     108989
* ISHARES TR INDEX             RUSSELL1000GRW      464287614     5001      96262 SH       SOLE                   0      0      96262
* ISHARES TR INDEX             RUSL 2000 VALU      464287630     6200      97116 SH       SOLE                   0      0      97116
* ISHARES TR INDEX             RUSL 2000 GROW      464287648     5243      71581 SH       SOLE                   0      0      71581
* ISHARES TR INDEX             RUSL 3000 VALU      464287663      944      11790 SH       SOLE                   0      0      11790
* ISHARES TR INDEX             DJ US REAL EST      464287739     2707      54385 SH       SOLE                   0      0      54385
ISHARES TR                     BARCLYS 1-3YR CR    464288646     8556      81809 SH       SOLE                   0      0      81809
JA SOLAR HOLDINGS CO LTD       NOTE 4.500% 5/1     466090AA5      280     280000 PRN      SOLE                   0      0     280000
* JOHNSON & JOHNSON            COM                 478160104      848      13002 SH       SOLE                   0      0      13002
* LEVEL 3                      COMMUNICATIONS INC  52729N100       37      22800 SH       SOLE                   0      0      22800
* MACYS INC                    COM                 55616P104      474      21769 SH       SOLE                   0      0      21769
* MICROSOFT CORP               COM                 594918104      423      14447 SH       SOLE                   0      0      14447
* NATIONWIDE HEALTH PPTYS INC  COM                 638620104      415      11817 SH       SOLE                   0      0      11817
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2     640268AH1      291     291000 PRN      SOLE                   0      0     291000
* NORTH AMERN PALLADIUM LTD    COM                 656912102       82      20000 SH       SOLE                   0      0      20000
* NVIDIA CORP                  COM                 67066G104      547      31449 SH       SOLE                   0      0      31449
* ORACLE CORP                  COM                 68389X105      571      22218 SH       SOLE                   0      0      22218
* PFIZER INC                   COM                 717081103     2410     140509 SH       SOLE                   0      0     140509
* POWERSHARES DB CMDTY IDX TRA UNIT BEN INT        73935S105     2450     104174 SH       SOLE                   0      0     104174
* PROCTER & GAMBLE CO          COM                 742718109      710      11220 SH       SOLE                   0      0      11220
* PROGRESSIVE CORP OHIO        COM                 743315103      437      22916 SH       SOLE                   0      0      22916
* PROSHARES TR                 PSHS SHRT S&P500    74347R503     1285      25964 SH       SOLE                   0      0      25964
* PROSHARES TR                 PSHS SHORT QQQ      74347R602     1127      27438 SH       SOLE                   0      0      27438
* PROSHARES TR                 PSHS SH MDCAP400    74347R800      841      20862 SH       SOLE                   0      0      20862
* PROSHARES TR                 PSHS SHTRUSS2000    74347R826      829      20659 SH       SOLE                   0      0      20659
* PROSHARES TR                 PSHS ULSHRUS2000    74347R834      305      14788 SH       SOLE                   0      0      14788
* PROSHARES TR                 PSHS ULSHT MD400    74347R859      309      17071 SH       SOLE                   0      0      17071
* PROSHARES TR                 PSHS ULTSHRT QQQ    74347R875      568      33922 SH       SOLE                   0      0      33922
* PROSHARES TR                 PSHS ULSHT SP500    74347R883      372      11993 SH       SOLE                   0      0      11993
* PULTE HOMES INC              COM                 745867101      667      59282 SH       SOLE                   0      0      59282
* RIVERBED TECHNOLOGY INC      COM                 768573107      458      16137 SH       SOLE                   0      0      16137
* SPDR SERIES TRUST            BRCLYS YLD ETF      78464A417      829      20827 SH       SOLE                   0      0      20827
* SELECT SECTOR SPDR TR        SBI CONS DISCR      81369Y407     2783      84752 SH       SOLE                   0      0      84752
* SELECT SECTOR SPDR TR        SBI INT-FINL        81369Y605     2339     146617 SH       SOLE                   0      0     146617
* SELECT SECTOR SPDR TR        SBI INT-INDS        81369Y704     2634      84301 SH       SOLE                   0      0      84301
* SILVER WHEATON CORP          COM                 828336107      221      14100 SH       SOLE                   0      0      14100
* SOLERA HOLDINGS INC          COM                 83421A104      394      10186 SH       SOLE                   0      0      10186
* STAPLES INC                  COM                 855030102      407      17377 SH       SOLE                   0      0      17377
* STARWOOD HOTELS&RESORTS WRLD COM                 85590A401      499      10695 SH       SOLE                   0      0      10695
* TJX COS INC NEW              COM                 872540109      578      13591 SH       SOLE                   0      0      13591
* TENET HEALTHCARE CORP        COM                 88033G100       57      10041 SH       SOLE                   0      0      10041
* TEREX CORP NEW               COM                 880779103      389      17148 SH       SOLE                   0      0      17148
* 3M CO                        COM                 88579Y101      908      10864 SH       SOLE                   0      0      10864
* VARIAN SEMICONDUCTOR EQUIPMN COM                 922207105      381      11512 SH       SOLE                   0      0      11512
* WAL MART STORES INC          COM                 931142103     4280      76970 SH       SOLE                   0      0      76970
* WELLS FARGO & CO NEW         COM                 949746101      508      16330 SH       SOLE                   0      0      16330
* WILLIAMS SONOMA INC          COM                 969904101      443      16834 SH       SOLE                   0      0      16834
* WINDSTREAM CORP              COM                 97381W104      318      29181 SH       SOLE                   0      0      29181


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